Offerings	Aug. 02, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Limited Partnership Interests
Security Class Title	Common units representing limited partner interests
Amount of Registration Fee	$ 0
Offering Note
(1)
An unspecified aggregate offering of the securities of each identified class is being registered as may from time to time be offered by NextEra Energy Partners, LP at unspecified prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered hereunder.

(2)	In connection with the securities offered hereby, the registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Limited Partnership Interests
Security Class Title	Preferred units representing limited partner interests
Amount of Registration Fee	$ 0
Offering Note
(1)
An unspecified aggregate offering of the securities of each identified class is being registered as may from time to time be offered by NextEra Energy Partners, LP at unspecified prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered hereunder.

(2)	In connection with the securities offered hereby, the registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants to purchase common units or preferred units
Amount of Registration Fee	$ 0
Offering Note
(1)
An unspecified aggregate offering of the securities of each identified class is being registered as may from time to time be offered by NextEra Energy Partners, LP at unspecified prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered hereunder.

(2)	In connection with the securities offered hereby, the registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Rights to purchase common units or preferred units
Amount of Registration Fee	$ 0
Offering Note
(1)
An unspecified aggregate offering of the securities of each identified class is being registered as may from time to time be offered by NextEra Energy Partners, LP at unspecified prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered hereunder.

(2)	In connection with the securities offered hereby, the registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt securities
Amount of Registration Fee	$ 0
Offering Note
(1)
An unspecified aggregate offering of the securities of each identified class is being registered as may from time to time be offered by NextEra Energy Partners, LP at unspecified prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered hereunder.

(2)	In connection with the securities offered hereby, the registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Equity purchase contracts
Amount of Registration Fee	$ 0
Offering Note
(1)
An unspecified aggregate offering of the securities of each identified class is being registered as may from time to time be offered by NextEra Energy Partners, LP at unspecified prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered hereunder.

(2)	In connection with the securities offered hereby, the registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Equity purchase units
Amount of Registration Fee	$ 0
Offering Note
(1)
An unspecified aggregate offering of the securities of each identified class is being registered as may from time to time be offered by NextEra Energy Partners, LP at unspecified prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered hereunder.

(2)	In connection with the securities offered hereby, the registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933.